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             U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

1.  Name and address of issuer:

    The Alliance Portfolios
    1345 Avenue of the Americas
    New York, NY  10105

2. Name of each series or class of funds for which this notice is filed:

    Alliance Conservative Investors Fund
    Alliance Growth Investors Fund

3.  Investment Company Act File Number:

    811-05088

    Securities Act File Number:

    33-12988

4.  Last day of fiscal year for which this notice is filed:

    April 30, 1997

5. Check the box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                 [  ]

6.  Date of termination of issuer's declaration under rule
    24f-2(a)(1), if applicable (see instruction A.6):

    Not applicable.

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:




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    Alliance Conservative Investors Fund: None
    Alliance Growth Investors Fund: None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

    Alliance Conservative Investors Fund: 383,681 ($4,435,352)
    Alliance Growth Investors Fund: None

9. Number and aggregate sale price of securities sold during the fiscal year:

    Alliance Conservative Investors Fund: 632,891 ($7,204,312)
    Alliance Growth Investors Fund: 1,376,424 ($18,921,944)

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule
    24f-2:

    Alliance Conservative Investors Fund: 249,210 ($2,768,960)
    Alliance Growth Investors Fund: 1,376,424 ($18,921,944)

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

    Alliance Conservative Investors Fund: 216,535 ($2,474,830)
    Alliance Growth Investors Fund: 871,599 ($11,300,065)

12. Calculation of registration fee:

                                      Alliance       Alliance
                                      Conservative   Growth
                                      Investors      Investors
                                      Fund           Fund

(i)   Aggregate sale price of
      securities sold during the
      fiscal year in reliance on
      rule 24f-2 (from Item 10):       $ 2,768,960   $18,921,944

(ii)  Aggregate price of shares
      issued in connection with
      dividend reinvestment plans
      (from Item 11, if
      applicable):                     + 2,474,830    11,300,065

(iii) Aggregate price of shares
      redeemed or repurchased
      during the fiscal year (if
      applicable):                     -17,880,145    25,748,347


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(iv)  Aggregate price of shares
      redeemed or repurchased and
      previously applied as a
      reduction to filing fees
      pursuant to rule 24e-2 (if
      applicable):                     +   -0-            -0-

(v)   Net aggregate price of
      securities sold and issued
      during the fiscal year in
      reliance on rule 24f-2 [line
      (i), plus line (ii), less
      line (iii), plus line (iv)]
      (if applicable):                     -0-         4,473,662

(vi)  Multiplier prescribed by
      Section 6(b) of the
      Securities Act of 1933 or
      other applicable law or
      regulation (see                       1              1
      instruction C.6):               x   3300       x   3300

(vii) Fee due [line (i) or line
      (v) multiplied by line
      (vi)]:                               -0-             1,356


Instruction: Issuers should complete line (ii), (iii), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.


    13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's
Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                              [x]


    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

    June 24, 1997










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                            SIGNATURE

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)*:   /s/ Andrew L. Gangolf

                             Vice President and Assistant General
                             Counsel


Date:  June 25, 1997


*Please print the name and title of the signing officer below the signature.

Exhibit:  Opinion of Ropes & Gray


































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                          ROPES & GRAY
                     ONE INTERNATIONAL PLACE
                BOSTON, MASSACHUSETTS 02110-2624


                          June 23, 1997



The Alliance Portfolios (the "Trust")
1345 Avenue of the Americas
New York, New York  10105

Ladies and Gentlemen:

    You have informed us that you intend to file a notice on Form 24F-2 (the "Notice") with the Securities and Exchange Commission (the "Commission") pursuant to Rule 24f-2 (the "Rule") under the Investment Company Act of 1940, as amended, making definite the registration of 249,210 Class A, Class B and Class C shares of beneficial interest, $0.00001 par value, of your Alliance Conservative Investors Fund and 1,376,424 Class A, Class B and Class C shares of beneficial interest, $0.00001 par value (together with the 249,210 shares of the Alliance Conservative Investors Fund, the "Shares"), of your Alliance Growth Investors Fund (together with Alliance Conservative Investors Fund, the "Funds") sold in reliance upon the Rule during your fiscal year ended
    June 30, 1997. We understand that the Shares do not include shares issued pursuant to reinvestment of dividends but that the fee accompanying the Notice takes into account those shares as well as shares redeemed during said fiscal year.

    We have examined your Agreement and Declaration of Trust, as amended, as on file at the office of the Secretary of State of The Commonwealth of Massachusetts. We are familiar with the actions taken by your Trustees to authorize the issue and sale from time to time of your Shares of beneficial interest. We have assumed that upon the issuance of the Shares, the Trust will receive the net asset value thereof, which in all cases will at least be equal to the par value thereof. We have also examined a copy of your Bylaws and such other documents as we have deemed necessary for the purposes of this opinion.

    Based on the foregoing, we are of the opinion that the Shares have been duly authorized and validly issued and are fully paid and nonassessable.

    The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law,





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    shareholders could, under certain circumstances, be held
    personally liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that the notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or its Trustees. The Agreement and Declaration of Trust provides for indemnification out of the property of a Fund for all loss and expense of any shareholder held personally liable for the obligations of the Trust solely by reason of being or having been a shareholder of that Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations.

    We consent to this opinion accompanying the Notice.

                             Very truly yours,




                             /s/ Ropes & Gray





























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